Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred tax liabilities and assets
	December 31,
	2021	2020

Carryforward tax losses	$4,426	$1,688
Share-based compensation	934	695
Research and development expenses	2,666	1,933
Other temporary differences	2,320	1,840

Deferred tax assets	10,346	6,156

Deferred tax liability due to intangible assets	(1,007)	(1,060)

Deferred tax assets, net	$9,339	$5,096

Schedule of income (loss) before income taxex
	Year ended December 31,
	2021	2020	2019

Domestic	$10,334	$(6,926)	$7,343
Foreign	5,058	3,695	3,568

Income (loss) before income taxes	$15,392	$(3,231)	$10,911

Schedule of taxes on income (tax benefits)
	Year ended December 31,
	2021	2020	2019

Current taxes	$(550)	$210	$677
Deferred taxes	415	1,342	67

	$(135)	$1,552	$744

Domestic	$322	$1,360	$(337)
Foreign	(457)	192	1,081

	$(135)	$1,552	$744

Schedule of taxes on income (tax benefits), domestic and foreign
	Year ended December 31,
	2021	2020	2019
Domestic taxes:

Current taxes	$(1,171)	$16	$(208)
Deferred taxes	1,493	1,344	(129)

	322	1,360	(337)

Foreign taxes:

Current taxes	621	194	885
Deferred taxes	(1,078)	(2)	196

	(457)	192	1,081

Taxes on income	$(135)	$1,552	$744

Schedule of unrecognized tax benefits
	December 31,
	2021	2020

Beginning of year	$4,357	$3,039
Additions related to tax positions taken during current year	613
Additions related to tax positions taken during prior years	-	1,318
Reduction related to settlements of tax matters	(1,286)	-
Reductions for tax positions of prior years	(2,650)

Balance at December 31(*)	$1,034	$4,357

Schedule of effective income tax rate reconciliation
	Year ended December 31,
	2021	2020	2019

Income (loss) before taxes, as reported in the consolidated statements of operations	$15,392	$(3,231)	$10,911

Theoretical tax expense (benefit) at the Israeli statutory tax rate	3,540	(741)	2,510
Tax adjustment in respect of different tax rate of foreign subsidiaries	309	(94)	151
Non-deductible expenses and other permanent differences	(1,808)	(278)	77
Stock based compensation	355	1,485	1,247
Beneficiary enterprise benefits (*)	(560)	(68)	(3,935)
Increase (decrease) in other uncertain tax positions	(2,037)	1,318	713
Other	66	(70)	(19)

Actual tax expense (benefit)	$(135)	$1,552	$744

(*) Basic and diluted earnings per share amounts of the benefit resulting from the “Beneficiary Enterprise” status	0.01	0.00	0.10